Trade payables, short-term contract liabilities and other current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade payables, short-term contract liabilities and other current liabilities
Trade payables	€ 37,679	€ 19,359	€ 14,602
Short-term contract liabilities	6	6
Trade payables and other current liabilities	37,685	19,364	14,602
Accrued expenses	12,900	€ 11,200	€ 6,800
Accrued liabilities relating to scientific projects	€ 11,300